Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

The Company evaluated its December 31, 2022 consolidated financial statements for subsequent events through the date the consolidated financial statements were issued.

Securities Issued

On March 2, 2023, a stockholder exercised warrants for 100,000 common shares for total proceeds of $390,000.

On March 8, 2023, the Company entered into a securities purchase agreement (“Securities Purchase Agreement”) with YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”) under which the Company agreed to sell and issue to Yorkville convertible debentures (“Convertible Debentures”) in a gross aggregate principal amount of up to $11.2 million (“Subscription Amount”). The Convertible Debentures are convertible into common shares of the Company and are subject to various contingencies being satisfied as set forth in the Securities Purchase Agreement. The Company received 90% of the proceeds, with a $5 million convertible debenture being entered into at the initial closing of which the Company received $4.5 million.

Prepayment of Deferred Contractual Obligation

On March 27, 2023, the Company accepted an early pay discount offered by one of its investment bankers with respect to a deferred payment obligation incurred by Mana in connection with its initial public offering and paid that investment banker the net balance due and payable of $419,475.